Stock Option Plan - Schedule of Stock Option Activity (Details) - $ / shares			9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Shares Available for Grant, Options granted			(7,194)
Number of Options, Options granted			7,194
Weighted-Average Exercise Price Per Share, Options granted (in Dollars per share)			$ 273.31
Shares Available for Grant, Options exercised
Number of Options, Options exercised
Weighted-Average Exercise Price Per Share, Options exercised (in Dollars per share)
Shares Available for Grant, Options expired				46
Number of Options, Options expired				(46)
Weighted-Average Exercise Price Per Share, Options expired (in Dollars per share)				$ 0.22
Shares Available for Grant, Options cancelled/forfeited			54
Number of Options, Options cancelled/forfeited			(54)
Weighted-Average Exercise Price Per Share, Options cancelled/forfeited (in Dollars per share)			$ 137.14
Shares Available for Grant, Balances	7,194	7,148	54	7,194
Number of Options, Balances	13,705	13,751	20,845	13,705
Weighted- Average Exercise Price Per Share, Balances (in Dollars per share)	$ 87	$ 87	$ 151.19	$ 87.03
Weighted-Average Remaining Contractual Term, Balances	3 years	3 years 8 months 12 days	6 years 2 months 26 days	3 years 2 months 4 days
Number of Options, Exercisable			10,915	7,012
Weighted-Average Exercise Price Per Share, Exercisable (in Dollars per share)			$ 226.51	$ 105.75
Weighted-Average Remaining Contractual Term, Exercisable			5 years 3 months 29 days	4 years 6 months 3 days